Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Environmental
The Company is involved in a number of environmental remediation investigations and cleanups and, along with other companies, has been identified as a "potentially responsible party" for certain waste disposal sites. While each of these matters is subject to various uncertainties, it is probable that the Company will agree to make payments toward funding certain of these activities and it is possible that some of these matters will be decided unfavorably to the Company. The Company has evaluated its potential liability, and its financial exposure is dependent upon such factors as the continuing evolution of environmental laws and regulatory requirements, the availability and application of technology, the allocation of cost among potentially responsible parties, the years of remedial activity required and the remediation methods selected. The Consolidated Balance Sheets at both December 31, 2014 and 2013 include accruals in Other current liabilities of $1.2 million for environmental matters. The amounts charged against pre-tax income related to environmental matters totaled $1.9 million, $1.7 million and $1.2 million in 2014, 2013 and 2012, respectively.
The Company evaluates its liability for future environmental remediation costs on a quarterly basis. Although actual costs to be incurred at identified sites in future periods may vary from the estimates (given inherent uncertainties in evaluating environmental exposures), the Company does not expect that any costs that are reasonably possible to be incurred by the Company in connection with environmental matters in excess of the amounts accrued would have a material adverse effect on the Company's financial condition, results of operations or cash flows.
Brazilian Tax Disputes
The Company is involved in a number of tax disputes with federal, state and municipal tax authorities in Brazil. These disputes are at various stages of the legal process, including the administrative review phase and the collection action phase, and include assessments of fixed amounts of principal and penalties, plus interest charges that increase at statutorily determined amounts per month and are assessed on the aggregate amount of the principal and penalties. In addition, the losing party at the collection action or court of appeals phase could be subject to a charge to cover statutorily mandated legal fees, which are generally calculated as a percentage of the total assessed amounts due, inclusive of penalty and interest. A large number of the claims relate to value-added ("ICMS"), services and social security ("INSS") tax disputes. The largest proportion of the assessed amounts relate to ICMS claims filed by the State Revenue Authorities from the State of São Paulo, Brazil (the "SPRA"), encompassing the period from January 2002 to May 2005.
In October 2009, the Company received notification of the SPRA's final administrative decision regarding the levying of ICMS in the State of São Paulo in relation to services provided to a customer in the State between January 2004 and May 2005. As of December 31, 2014, the principal amount of the tax assessment from the SPRA with regard to this case is approximately $2 million, with penalty, interest and fees assessed to date increasing such amount by an additional $25 million. Any change in the aggregate amount since the Company's last Annual Report on Form 10-K is due to an increase in assessed interest and statutorily mandated legal fees for the year, as well as foreign currency translation.
Another ICMS tax case involving the SPRA refers to the tax period from January 2002 to December 2003, and is still pending at the administrative phase, where the aggregate amount assessed by the tax authorities in August 2005 was $9.5 million (the amounts with regard to this claim are valued as of the date of the assessment since it has not yet reached the collection phase), composed of a principal amount of $2.3 million, with penalty and interest assessed through that date increasing such amount by an additional $7.2 million. All such amounts include the effect of foreign currency translation.
The Company continues to believe that it is not probable it will incur a loss for these assessments by the SPRA. The Company also continues to believe that sufficient coverage for these claims exists as a result of the Company's customer's indemnification obligations and such customer's pledge of assets in connection with the October 2009 notice, as required by Brazilian procedure.
The Company intends to continue its practice of vigorously defending itself against these tax claims under various alternatives, including judicial appeal. The Company will continue to evaluate its potential liability with regard to these claims on a quarterly basis; however, it is not possible to predict the ultimate outcome of these tax-related disputes in Brazil. No loss provision has been recorded in the Company's consolidated financial statements for the disputes described above because the loss contingency is not deemed probable, and the Company does not expect that any costs that are reasonably possible to be incurred by the Company in connection with Brazilian tax disputes would have a material adverse effect on the Company's financial condition, results of operations or cash flows.

Brazilian Labor Disputes
The Company is subject to collective bargaining and individual labor claims in Brazil through the Harsco Metals & Minerals Segment which allege, among other things, the Company's failure to pay required amounts for overtime and vacation at certain sites.  The Company does not believe these claims to have merit and is vigorously defending itself against these claims; however, litigation is inherently unpredictable, particularly in foreign jurisdictions.  While the Company does not currently expect that the ultimate resolution of these claims will have a material adverse effect on the Company’s financial condition, results of operations or cash flows, it is not possible to predict the ultimate outcome of these labor-related disputes.

The Company is continuing to review all known labor claims and as of December 31, 2014 and 2013, the Company has established reserves of $8.6 million and $5.5 million, respectively, on the Company's Consolidated Balance Sheets for amounts considered to be probable and estimable. There can be no assurances that the Company will not conclude that it is necessary to increase the reserves relating to the claims, or take other actions as it continues to evaluate the potential liability with regard to these claims.

Customer Disputes
The Company, through its Harsco Metals & Minerals Segment, provides services through long-term service contracts on a number of sites worldwide. As previously disclosed, a subcontractor at the site of a large customer has filed for arbitration against the Company, claiming that it is owed monetary damages from the Company in connection with its processing certain materials. The Company disputes that it is responsible for such alleged damages and intends to vigorously defend itself against this claim. In addition, the Company has impleaded its customer - which the Company believes has responsibility for any damages - into its arbitration with the subcontractor. The Company has concluded that a loss contingency is neither probable nor estimable and, therefore has not made any provision for any potential loss in its consolidated financial statements. Moreover, based on the information currently available to the Company, the Company does not expect that the ultimate resolution of this arbitration will have a material adverse effect on the Company’s financial condition, results of operations or cash flows.

The Company, through its Harsco Metals & Minerals Segment, may, in the normal of business, become involved in commercial disputes with other subcontractors or customers. Although results of operations and cash flows for a given period could be adversely affected by a negative outcome in these or other lawsuits, claims and proceedings, management believes that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial condition, results of operations or cash flows.

Other
The Company is named as one of many defendants (approximately 90 or more in most cases) in legal actions in the United States alleging personal injury from exposure to airborne asbestos over the past several decades. In their suits, the plaintiffs have named as defendants, among others, many manufacturers, distributors and installers of numerous types of equipment or products that allegedly contained asbestos.
The Company believes that the claims against it are without merit. The Company has never been a producer, manufacturer or processor of asbestos fibers. Any asbestos-containing part of a Company product used in the past was purchased from a supplier and the asbestos encapsulated in other materials such that airborne exposure, if it occurred, was not harmful and is not associated with the types of injuries alleged in the pending actions.
At December 31, 2014, there were 17,314 pending asbestos personal injury actions filed against the Company. Of those actions, 16,979 were filed in the New York Supreme Court (New York County), 115 were filed in other New York State Supreme Court Counties and 220 were filed in courts located in other states.
The complaints in most of those actions generally follow a form that contains a standard damages demand of $20 million or $25 million, regardless of the individual plaintiff's alleged medical condition, and without identifying any specific Company product.

At December 31, 2014, 16,816 of the actions filed in New York Supreme Court (New York County) were on the Deferred/Inactive Docket created by the court in December 2002 for all pending and future asbestos actions filed by persons who cannot demonstrate that they have a malignant condition or discernible physical impairment. The remaining 163 cases in New York County are pending on the Active or In Extremis Docket created for plaintiffs who can demonstrate a malignant condition or physical impairment.

The Company has liability insurance coverage under various primary and excess policies that the Company believes will be available, if necessary, to substantially cover any liability that might ultimately be incurred in the asbestos actions referred to above. The Company believes that a substantial portion of the costs and expenses of the asbestos actions will be paid by the Company’s insurers.
In view of the persistence of asbestos litigation in the United States, the Company expects to continue to receive additional claims in the future. The Company intends to continue its practice of vigorously defending these claims and cases. At December 31, 2014, the Company has obtained dismissal in 27,550 cases by stipulation or summary judgment prior to trial.
It is not possible to predict the ultimate outcome of asbestos-related actions in the United States due to the unpredictable nature of this litigation, and no loss provision has been recorded in the Company's consolidated financial statements because a loss contingency is not deemed probable or estimable. Despite this uncertainty, and although results of operations and cash flows for a given period could be adversely affected by asbestos-related actions, the Company does not expect that any costs that are reasonably possible to be incurred by the Company in connection with asbestos litigation would have a material adverse effect on the Company's financial condition, results of operations or cash flows.
The Company is subject to various other claims and legal proceedings covering a wide range of matters that arose in the ordinary course of business. In the opinion of management, all such matters are adequately covered by insurance or by established reserves, and, if not so covered, are without merit or are of such kind, or involve such amounts, as would not have a material adverse effect on the financial position, results of operations or cash flows of the Company.
Insurance liabilities are recorded when it is probable that a liability has been incurred for a particular event and the amount of loss associated with the event can be reasonably estimated. Insurance reserves have been estimated based primarily upon actuarial calculations and reflect the undiscounted estimated liabilities for ultimate losses, including claims incurred but not reported. Inherent in these estimates are assumptions that are based on the Company's history of claims and losses, a detailed analysis of existing claims with respect to potential value, and current legal and legislative trends. If actual claims differ from those projected by management, changes (either increases or decreases) to insurance reserves may be required and would be recorded through income in the period the change was determined. When a recognized liability is covered by third-party insurance, the Company records an insurance claim receivable to reflect the covered liability. Insurance claim receivables are included in Other receivables on the Company's Consolidated Balance Sheets. See Note 1, Summary of Significant Accounting Policies, for additional information on Accrued Insurance and Loss Reserves.